MASSMUTUAL SELECT FUNDS
MassMutual Select Small Cap Growth Equity Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus, and any previous supplements.
At the close of business on May 24, 2019, the following changes became effective for the MassMutual Select Small Cap Growth Equity Fund:
Invesco Advisers, Inc. (“Invesco”) replaced OFI Global Institutional, Inc. (“OFI Global”) as a subadviser of the MassMutual Select Small Cap Growth Equity Fund. Therefore, all references to OFI Global as a subadviser of the MassMutual Select Small Cap Growth Equity Fund are hereby deleted.
The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund is managed by two subadvisers, Wellington Management Company LLP (“Wellington Management”) and Invesco Advisers, Inc. (“Invesco”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Wellington Management uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. Invesco uses fundamental research to select securities for the Fund’s portfolio. Each subadviser may consider selling a security for the Fund if, for example, in its judgment, target prices are reached, future upside potential is limited, company fundamentals are no longer attractive, superior purchase candidates are identified, or market capitalization ceilings are exceeded.
The following information replaces the information for the Fund found under the headings Subadvisers and Portfolio Managers in the section titled Management:
Subadvisers: Wellington Management Company LLP (“Wellington Management”)
Invesco Advisers, Inc. (“Invesco”)
Portfolio Managers:
Mario E. Abularach, CFA, CMT is a Senior Managing Director and Equity Research Analyst at Wellington Management. He has managed the Fund since April 2006.
Kenneth L. Abrams is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since November 2001. While remaining at Wellington Management, Mr. Abrams is expected to transition from the Fund as a portfolio manager at the end of December 2019.
Daniel J. Fitzpatrick, CFA is a Senior Managing Director and Equity Research Analyst at Wellington Management. He has managed the Fund since November 2001.
Steven C. Angeli, CFA is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since April 2004.
Stephen Mortimer is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since April 2006.
John V. Schneider, CFA is a Vice President and Equity Research Analyst at Wellington Management. He has managed the Fund since February 2018.
Ronald Zibelli, Jr., CFA is a Portfolio Manager at Invesco. He has managed the Fund since July 2015.
Ash Shah, CFA is a Portfolio Manager at Invesco. He has managed the Fund since July 2015.
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SCGE-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Small Cap Growth Equity Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Prospectus dated February 1, 2019 and the
This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.
At the close of business on May 24, 2019, the following changes became effective for the MassMutual Select Small Cap Growth Equity Fund:
Invesco Advisers, Inc. (“Invesco”) replaced OFI Global Institutional, Inc. (“OFI Global”) as a subadviser of the MassMutual Select Small Cap Growth Equity Fund. Therefore, all references to OFI Global as a subadviser of the MassMutual Select Small Cap Growth Equity Fund are hereby deleted.
The following information replaces similar information for the Fund found on page 89 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund is managed by two subadvisers, Wellington Management Company LLP (“Wellington Management”) and Invesco Advisers, Inc. (“Invesco”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Wellington Management uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth. Invesco uses fundamental research to select securities for the Fund’s portfolio. Each subadviser may consider selling a security for the Fund if, for example, in its judgment, target prices are reached, future upside potential is limited, company fundamentals are no longer attractive, superior purchase candidates are identified, or market capitalization ceilings are exceeded.
The following information replaces the information for the Fund found on page 91 under the headings Subadvisers and Portfolio Managers in the section titled Management:
Subadvisers: Wellington Management Company LLP (“Wellington Management”)
Invesco Advisers, Inc. (“Invesco”)
Portfolio Managers:
Mario E. Abularach, CFA, CMT is a Senior Managing Director and Equity Research Analyst at Wellington Management. He has managed the Fund since April 2006.
Kenneth L. Abrams is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since November 2001. While remaining at Wellington Management, Mr. Abrams is expected to transition from the Fund as a portfolio manager at the end of December 2019.
Daniel J. Fitzpatrick, CFA is a Senior Managing Director and Equity Research Analyst at Wellington Management. He has managed the Fund since November 2001.
Steven C. Angeli, CFA is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since April 2004.
Stephen Mortimer is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since April 2006.
John V. Schneider, CFA is a Vice President and Equity Research Analyst at Wellington Management. He has managed the Fund since February 2018.
Ronald Zibelli, Jr., CFA is a Portfolio Manager at Invesco. He has managed the Fund since July 2015.

Ash Shah, CFA is a Portfolio Manager at Invesco. He has managed the Fund since July 2015.
The following information replaces similar information found on pages 133-134 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, manages a portion of the portfolio of each of the Small Company Value Fund and the Small Cap Growth Equity Fund. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of May 24, 2019, Invesco had approximately $1.2 trillion in assets under management.
Invesco replaced OFI Global Institutional, Inc. as a subadviser of the Small Cap Growth Equity Fund at the close of business on May 24, 2019.
Glen Murphy, CFA
is a portfolio manager of a portion of the Small Company Value Fund. Mr. Murphy is a Global Head of Portfolio Management on the Invesco Quantitative Strategies team and a Portfolio Manager of Invesco. He has been associated with Invesco and/or its affiliates since 1995.
Michael Abata, CFA
is a portfolio manager of a portion of the Small Company Value Fund. Mr. Abata is a Director of Research for Invesco Quantitative Strategies and a Portfolio Manager of Invesco. He has been associated with Invesco and/or its affiliates since 2011. Prior to 2011, he was employed by State Street Global Markets, Putnam Investment Management, Alliance Capital, and I/B/E/S International.
Brian Morandi, CFA
is a portfolio manager of a portion of the Small Company Value Fund. Mr. Morandi joined the firm as an investment professional in 2016. Prior to joining Invesco, Mr. Morandi was a client portfolio manager at Euclid Advisors LLC, Tradewinds Global Investors, and NWQ. He also served as a managing director at Muzinich Company and NorthStar Funds (a subsidiary of Ark Asset Management), and as a managing director/portfolio manager at Ark Asset Management.
Ronald Zibelli, Jr., CFA
is a co-portfolio manager of a portion of the Small Cap Growth Equity Fund. Mr. Zibelli is a portfolio manager of Invesco. He has been associated with Invesco and/or its affiliates since 2019. Prior to 2019, he was a Senior Portfolio Manager at OFI Global since May 2006. Prior to joining OFI Global, he spent six years at Merrill Lynch Investment Managers, during which time he was a Managing Director and Small Cap Growth Team Leader, responsible for managing 11 portfolios. Prior to joining Merrill Lynch Investment Managers, Mr. Zibelli spent 12 years with Chase Manhattan Bank, including two years as Senior Portfolio Manager (U.S. Small Cap Equity) at Chase Asset Management.
Ash Shah, CFA
is a co-portfolio manager of a portion of the Small Cap Growth Equity Fund. Mr. Shah is a portfolio manager of Invesco. He has been associated with Invesco and/or its affiliates since 2019. Prior to 2019, he was a Senior Portfolio Manager at OFI Global since February 2014. Mr. Shah was a Senior Research Analyst of OFI Global from February 2006 to February 2014. Prior to joining OFI Global, Mr. Shah was a Vice President and Senior Analyst with Merrill Lynch Investment Managers. Prior to that, he was a Vice President and Senior Analyst for BlackRock Financial Management.
The information for OFI Global Institutional, Inc. found on page 137 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.
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B3001M-19-04

MASSMUTUAL SELECT FUNDS
MassMutual Select Small Cap Growth Equity Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Statement of Additional Information dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
At the close of business on May 24, 2019, the following changes became effective for the MassMutual Select Small Cap Growth Equity Fund:
Invesco Advisers, Inc. (“Invesco”) replaced OFI Global Institutional, Inc. (“OFI Global”) as a subadviser of the MassMutual Select Small Cap Growth Equity Fund. Therefore, all references to OFI Global as a subadviser of the MassMutual Select Small Cap Growth Equity Fund are hereby deleted.
The following information replaces similar information found on pages B-3 to B-4 in the second paragraph of the section titled General Information:
The Trust is organized under the laws of The Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time (the “Declaration of Trust”). The investment adviser for each of the Funds is MML Investment Advisers, LLC (“MML Advisers”). The subadviser for the Total Return Bond Fund is Metropolitan West Asset Management, LLC (“MetWest”), located at 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017. The subadvisers for the Strategic Bond Fund are Western Asset Management Company (“Western Asset”), located at 385 E. Colorado Boulevard, Pasadena, California 91101, and Western Asset Management Company Limited (“Western Asset Limited”), located at 10 Exchange Square, Primrose Street, London EC 2A2EN, United Kingdom. The subadviser for the MM Select BlackRock Global Allocation Fund is BlackRock Investment Management, LLC (“BlackRock”), located at 1 University Square, Princeton, New Jersey 08540. The subadvisers for the Diversified Value Fund are Brandywine Global Investment Management, LLC (“Brandywine Global”), located at 1735 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, and T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202. The subadvisers for the Fundamental Value Fund are Boston Partners Global Investors, Inc. (“Boston Partners”), located at 909 Third Avenue, 32nd Floor, New York, NY 10022, and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201. The subadviser for the S&P 500 Index Fund is Northern Trust Investments, Inc. (“NTI”), located at 50 South LaSalle Street, Chicago, Illinois 60603. The subadvisers for the Equity Opportunities Fund are T. Rowe Price and Wellington Management. The subadviser for the Fundamental Growth Fund is Wellington Management. The subadvisers for the Blue Chip Growth Fund are T. Rowe Price and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) located at One Financial Center, Boston, Massachusetts 02111. The subadvisers for the Growth Opportunities Fund are Sands Capital Management, LLC (“Sands Capital”), located at 1000 Wilson Boulevard, Suite 3000, Arlington, Virginia 22209, and Jackson Square Partners, LLC (“Jackson Square”), located at 101 California Street, Suite 3750, San Francisco, CA 94111. The subadviser for the Mid-Cap Value Fund is American Century Investment Management, Inc. (“American Century”), located at 4500 Main Street, Kansas City, Missouri 64111. The subadvisers for the Small Cap Value Equity Fund are Wellington Management and Barrow Hanley. The subadvisers for the Small Company Value Fund are Federated Clover Investment Advisors (“Federated Clover”), located at 400 Meridian Centre, Suite 200, Rochester, New York 14618, T. Rowe Price, and Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The subadviser for the S&P Mid Cap Index Fund is NTI. The subadviser for the Russell 2000 Small Cap Index Fund is NTI. The subadvisers for the Mid Cap Growth Fund are T. Rowe Price and Frontier Capital Management Company, LLC (“Frontier”), located at 99 Summer Street, Boston, Massachusetts 02110. The subadvisers for the Small Cap Growth Equity Fund are Wellington Management and Invesco. The subadviser for the MSCI EAFE International Index Fund is NTI. The subadvisers for the Overseas Fund are Massachusetts Financial

Services Company (“MFS”), located at 111 Huntington Avenue, Boston, Massachusetts 02199, and Harris Associates L.P. (“Harris”), located at 111 S. Wacker Drive, Suite 4600, Chicago, Illinois 60606. The subadviser for the MM Select T. Rowe Price International Equity Fund is T. Rowe Price.
The following information replaces similar information found on page B-52 in the first paragraph of the section titled Management of the Trust:
The Trust has a Board comprised of eight Trustees, a majority of which are not “interested persons” (as defined in the 1940 Act) of the Trust. The Board is generally responsible for the management and oversight of the business and affairs of the Trust. The Trustees formulate the general policies of the Trust and the Funds, approve contracts, and authorize Trust officers to carry out the decisions of the Board. To assist them in this role, the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) have retained independent legal counsel. As investment adviser and subadvisers to the Funds, respectively, MML Advisers and American Century, Barrow Hanley, BlackRock, Boston Partners, Brandywine Global, Federated Clover, Frontier, Harris, Invesco, Jackson Square, Loomis Sayles, MetWest, MFS, NTI, Sands Capital, T. Rowe Price, Wellington Management, Western Asset, and Western Asset Limited may be considered part of the management of the Trust. The Trustees and principal officers of the Trust are listed below together with information on their positions with the Trust, address, age, principal occupations, and other principal business affiliations during the past five years.
The following information replaces the similar information found beginning on page B-96 under the heading formerly titled Unaffiliated Subadvisers, now titled Subadvisers, in the section titled Investment Advisory and Other Service Agreements:
Invesco
Invesco serves as subadviser for the Small Cap Growth Equity Fund and the Small Company Value Fund. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. Invesco also provides subadvisory services for the MML Small Cap Equity Fund and MML Strategic Emerging Markets Fund, each of which are series of MML Series Investment Fund II, a registered, open-end investment company for which MML Advisers serves as investment adviser, and for the MassMutual Premier Global Fund, MassMutual Premier International Equity Fund, MassMutual Premier Main Street Fund, MassMutual Premier Small Cap Opportunities Fund, and MassMutual Premier Strategic Emerging Markets Fund, each of which are series of MassMutual Premier Funds, a registered, open-end investment company for which MML Advisers serves as investment adviser.
The heading Affiliated Subadviser and the information thereunder found on page B-99 in the section titled Investment Advisory and Other Service Agreements are hereby deleted in full.
The following information replaces the first sentence of the paragraph found on page B-109 in the section titled Codes of Ethics:
The Trust, MML Advisers, the Distributor, American Century, Barrow Hanley, BlackRock, Boston Partners, Brandywine Global, Federated Clover, Frontier, Harris, Invesco, Jackson Square, Loomis Sayles, MFS, MetWest, NTI, Sands Capital, T. Rowe Price, T. Rowe Price International Ltd, Wellington Management, Western Asset, and Western Asset Limited have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.
The heading OFI Global Institutional Inc. Proxy Voting Policies and Guidelines and all information thereunder found on pages B-232 to B-265 in the Section titled Appendix B-Proxy Voting Policies are hereby deleted in full.
The following information supplements the information under the heading Invesco found beginning on page B-307 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of the Small Cap Growth Equity Fund are Ronald Zibelli, Jr. and Ash Shah.

Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Ronald Zibelli Jr.
Registered investment companies**	5	$5,051,143,144	0	$0
Other pooled investment vehicles	2	$57,084,397	0	$0
Other accounts	0	$0	0	$0
Ash Shah
Registered investment companies**	3	$2,820,902,766	0	$0
Other pooled investment vehicles	0	$56,994,868	0	$0
Other accounts	1	$0	0	$0
*
The information provided is as of April 30, 2019.

**
Does not include Small Cap Growth Equity.

Ownership of Securities:
As of April 30, 2019, the portfolio manager did not own any shares of Small Cap Growth Equity.
The heading OFI Global Institutional Inc. and the information thereunder found on pages B-323 to B-324 in the section titled Appendix C—Additional Portfolio Manager Information are hereby deleted in full.
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SAI B3001M-19-03